COMMITMENTS AND CONTINGENCIES - Capital commitment (Details) $ in Thousands	Dec. 31, 2025 USD ($)
COMMITMENTS AND CONTINGENCIES
Less than one year	$ 15,071
More than one year	1,237
Total	$ 16,308